FEDERATED EUROPEAN GROWTH FUND
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Class A Shares
Class B Shares
Class C Shares
( A Portfolio of Federated World Investment Series, Inc.)

Supplement to Prospectus Dated January 31, 2001
-----------------------------------------------------------------------------

     On page 3 please delete the section entitled "What Are The Fund's Fees and Expenses?" and replace it with the following:

WHAT ARE THE FUND'S FEES AND EXPENSES?


federated european growth fund

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Class A, B and C Shares.

Shareholder Fees                                       Class  Class  Class
                                                       A      B      C
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as   5.50%  None   None
a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage 0.00% 5.50% 1.00% of original purchase price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested      None   None   None
Dividends (and other Distributions) (as a percentage
of offering price)
Redemption Fee (as a percentage of amount redeemed,    None   None   None
if applicable)
Exchange Fee                                           None   None   None

Annual Fund Operating Expenses (Before Waivers)1
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                         1.00%  1.00%  1.00%
Distribution (12b-1) Fee2                              0.25%  0.75%  0.75%
Shareholder Services Fee                               0.25%  0.25%  0.25%
Other Expenses                                         1.37%  1.37%  1.37%
Total Annual Fund Operating Expenses                   2.87%  3.37%3 3.37%
1 Although not contractually obligated to do so, the adviser and the distributor waived certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending November 30, 2001.
   Total Waivers of Fund Expenses                      0.25%  0.00%  0.00%
  Total Actual Annual Fund Operating Expenses (after   2.62%  3.37%  3.37%
  waivers)
2 Class A Shares will not pay or accrue the distribution (12b-1) fee during the fiscal year ending November 30, 2001. Class A Shares has no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ending November 30, 2002.
3 Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase


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Example

     This Example is intended to help you compare the cost of investing in the Fund's Class A, B, and C Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund's Class A, B, and C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, B, and C Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class               1       3 Years    5        10
                           Year               Years     Years
Class A
Expenses assuming          $824    $1,390    $1,980    $3,569
redemption
Expenses assuming no       $824    $1,390    $1,980    $3,569
redemption
Class B
Expenses assuming          $890    $1,436    $1,955    $3,545
redemption
Expenses assuming no       $340    $1,036    $1,755    $3,545
redemption
Class C
Expenses assuming          $440    $1,036    $1,755    $3,658
redemption
Expenses assuming no       $340    $1,036    $1,755    $3,658
redemption


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                                                                 October 8, 2001


Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor
Cusip ......31428U706
 ......31428U805
 ......31428U888

26842 (10/01)






FEDERATED WORLD UTILITY FUND
-------------------------------------------------------------------------------

Class A Shares
Class B Shares
Class C Shares
( A Portfolio of Federated World Investment Series, Inc.)

Supplement to Prospectus Dated January 31, 2001
-------------------------------------------------------------------------------

     On page 3 please delete the section entitled "What Are The Fund's Fees and Expenses?" and replace it with the following:

WHAT ARE THE FUND'S FEES AND EXPENSES?


federated WORLD UTILITY FUND

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Class A, B and C Shares.

Shareholder Fees                                       Class  Class  Class
                                                       A      B      C
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as   5.50%  None   None
a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage 0.00% 5.50% 1.00% of original purchase price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested      None   None   None
Dividends (and other Distributions) (as a percentage
of offering price)
Redemption Fee (as a percentage of amount redeemed,    None   None   None
if applicable)
Exchange Fee                                           None   None   None

Annual Fund Operating Expenses (Before Reimbursement)
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                         1.00%  1.00%  1.00%
Distribution (12b-1) Fee                               None   0.75%  0.75%
Shareholder Services Fee                               0.25%  0.25%  0.25%
Other Expenses                                         0.83%  0.83%  0.83%
Total Annual Fund Operating Expenses                   2.08%  2.83%1 2.83%

1 Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.


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Example

     This Example is intended to help you compare the cost of investing in the Fund's Class A, B, and C Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund's Class A, B, and C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, B, and C Shares operating expenses are as shown in the table and remain the same. Although your actual and returns costs may be higher or lower, based on these assumptions your costs would be:

Share Class               1       3 Years    5        10
                           Year               Years     Years
Class A
Expenses assuming          $749    $1,166    $1,607    $2,828
redemption
Expenses assuming no       $749    $1,166    $1,607    $2,828
redemption
Class B
Expenses assuming          $836    $1,277    $1,694    $2,978
redemption
Expenses assuming no       $286      $877    $1,494    $2,978
redemption
Class C
Expenses assuming          $386      $877    $1,494    $3,157
redemption
Expenses assuming no       $286      $877    $1,494    $3,157
redemption


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                                                                 October 8, 2001

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor

Cusip ......31428U672
 ......31428U664
 ......31428U656

26843 (10/01)